Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table represents a disaggregation of revenue earned from contracts with customers during the years ended December 31, 2017, 2016 and 2015 (in millions):

	Year Ended December 31,
	2017	2016	2015
LNG revenues	$2,615	$535	$—
LNG revenues—affiliate	1,389	294	—
Regasification revenues	260	259	259
Other revenues	20	4	7
Other revenues—affiliate	—	4	4
Total revenues from customers	4,284	1,096	270
Revenues from derivative instruments (1)	20	4	—
Total revenues	$4,304	$1,100	$270

(1)	Relates to the realized value associated with a portion of derivative instruments that settle through physical delivery.

Contract Balances Reconciliation
The following table reflects the changes in our contract liabilities, which we classify as “Deferred revenue” and “Non-current deferred revenue” on our Consolidated Balance Sheets (in millions):

	Year Ended December 31,
	2017	2016	2015
Deferred revenues, beginning of period	$78	$36	$40
Cash received but not yet recognized	110	71	25
Revenue recognized from prior period deferral	(76)	(29)	(29)
Deferred revenues, end of period	$112	$78	$36

Transaction Price Allocated to Future Performance Obligations
The following table discloses the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of December 31, 2017:

	Unsatisfied Transaction Price (in billions)	Weighted Average Recognition Timing (years) (1)
LNG revenues	$55.7	10.2
Regasification revenues	2.9	5.7
Total revenues	$58.6

(1)	The weighted average recognition timing represents an estimate of the number of years during which we shall have recognized half of the unsatisfied transaction price.